Other Expenses (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other expenses details
Provision for loss on asset value guarantees	$ 93,900	$ 31,300	$ 100,500	$ 31,300
Provision for loss on finance and sales-type leases						23,088
Other expenses	100,637	32,960	106,945	46,383	51,270	89,732	157,003
Asset Value Guarantees
Other expenses details
Number of reserves for guarantee obligations	4	3	6	3	3	2
Other expenses
Other expenses details
Lease charges					1,350	(3,062)	91,216
Effect of derivatives					654	9,808	47,787
Provision for loss on asset value guarantees					31,266
Charges relating to three notes receivable						21,898
Provision for loss on finance and sales-type leases						23,088
Flight equipment rent					18,000	18,000	18,000
Aircraft engine order cancellation						$ 20,000